Income Taxes (Details) - Schedule of federal statutory rate on income (loss) before income taxes - USD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Current:
Federal income tax expense	$ 223,512	$ 17,246
State income tax expense	116,099	10,492
Deferred:
Federal income tax benefit	(2,345)
State income tax benefit	(780)
Total	$ 336,486	$ 27,738